INCOME TAXES (Significant components of deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	$ (175,600)	$ (130,400)
Net deferred tax assets	21,800	23,971
Deferred tax liabilities	(28,630)	(18,118)
Deferred income taxes	(6,830)	5,853	$ 16,000
Before Offset Amount [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred income tax assets	(175,571)	(130,425)
Net deferred tax assets	66,384	54,852
Deferred tax liabilities	(73,214)	(48,999)
Deferred income taxes	(6,830)	5,853
Before Offset Amount [Member] | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	241,955	185,277
Before Offset Amount [Member] | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	138,615	119,187
Before Offset Amount [Member] | Non-deductible reserves and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	50,932	15,233
Before Offset Amount [Member] | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18,859	17,470
Deferred tax liabilities	(43,016)	(36,687)
Before Offset Amount [Member] | Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	23,366	16,448
Before Offset Amount [Member] | Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0	6,737
Deferred tax liabilities	(9,472)	0
Before Offset Amount [Member] | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,183	10,202
Before Offset Amount [Member] | Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (20,726)	$ (12,312)